Significant accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Significant accounting policies
—
Note 2
Significant accounting policies
The following is a summary of significant accounting policies followed in the preparation of these
Consolidated Financial Statements.
Basis of presentation
The Consolidated Financial Statements are prepared

in accordance with United States of America (United
States or U.S.) generally accepted accounting principles

(U.S. GAAP) and are presented in United States
dollars ($ or USD) unless otherwise stated. Due to rounding,

numbers presented may not add to the totals
provided. The par value of capital stock is denominated

in Swiss francs.

Reclassifications
Certain amounts reported for prior years in the Consolidated

Financial Statements and the accompanying
Notes have been reclassified to conform to the current

year’s presentation. These changes primarily relate to
the reallocation of certain real estate assets, previously

reported within Corporate and Other,

into the
operating segments which utilize the assets.
Scope of consolidation
The Consolidated Financial Statements include the accounts

of ABB Ltd and companies which are directly or
indirectly controlled by ABB Ltd. Additionally,

the Company consolidates variable interest entities if it has determined that it is the primary beneficiary.

Intercompany accounts and transactions are eliminated.
Investments in joint ventures and affiliated companies

in which the Company has the ability to exercise
significant influence over operating and financial policies (generally through direct or indirect ownership of
20

percent to
50

percent of the voting rights), are recorded in the Consolidated

Financial Statements using
the equity method of accounting.
Translation of foreign currencies

and foreign exchange transactions
The functional currency for most of the Company’s

subsidiaries is the applicable local currency.

The
translation from the applicable functional currencies into

the Company’s reporting currency

is performed for
balance sheet accounts using exchange rates in effect

at the balance sheet date and for income statement
accounts using average exchange rates prevailing during the year.

The resulting translation adjustments are
excluded from the determination of earnings and are recognized in “Accumulated other comprehensive loss”
until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.
Foreign currency exchange gains and losses, such as

those resulting from foreign currency denominated
receivables or payables, are included in the determination

of earnings, except as they relate to intercompany
loans that are equity
‑
like in nature with no reasonable expectation of repayment,

which are recognized in
“Accumulated other comprehensive loss”. Exchange gains and

losses recognized in earnings are included in
“Total

revenues”, “Total

cost of sales”, “Selling, general and administrative

expenses” or “Interest and other
finance expense” consistent with the nature of the underlying item.
Discontinued operations
The Company reports a disposal, or planned disposal,

of a component or a group of components as a
discontinued operation if the disposal represents a strategic shift that has or will have a major effect on the
Company’s operations and financial results.

A strategic shift could include a disposal of a major geographical area, a major line of business or other major parts of the

Company. A component

may be a reportable
segment or an operating segment, a reporting unit,

a subsidiary, or an asset

group.

The assets and liabilities of a component reported as a

discontinued operation are presented separately as
held for sale and in discontinued operations in the Company’s

Consolidated Balance Sheets.
Interest expense that is not directly attributable to or related to the Company’s continuing business or
discontinued business is allocated to discontinued operations based on the ratio of net assets to be sold less
debt that is required to be paid as a result of the planned

disposal transaction to the sum of total net assets of
the Company plus consolidated debt. General corporate

overhead is not allocated to discontinued operations
(see Note 3).
Operating cycle
A portion of the Company’s activities (primarily long
‑
term system integration activities) has an operating cycle
that exceeds one year
. For classification of current assets and liabilities related to such activities, the
Company elected to use the duration of the individual contracts as its operating cycle. Accordingly,

there are
accounts receivable, inventories and provisions related to these contracts which will not be realized within
one year that have been classified as current.
Use of estimates
The preparation of financial statements in conformity with

U.S. GAAP requires management to make
assumptions and estimates that directly affect

the amounts reported in the Consolidated Financial
Statements and the accompanying Notes. These accounting

assumptions and estimates include:
•

growth rates, discount rates and other assumptions used to

determine impairment of long
‑
lived
assets and in testing goodwill for impairment,
•

estimates to determine valuation allowances for deferred tax assets and amounts recorded for
unrecognized tax benefits,
•

assumptions used in determining inventory obsolescence

and net realizable value,

•

estimates and assumptions used in determining the initial

fair value of retained noncontrolling
interest and certain obligations in connection with divestments,
•

estimates and assumptions used in determining the fair

values of assets and liabilities assumed
in business combinations,
•

assumptions used in the determination of corporate costs

directly attributable to discontinued
operations,
•

estimates of loss contingencies associated with litigation or threatened litigation and other claims
and inquiries, environmental damages, product warranties, self ‑ insurance reserves, regulatory and other proceedings,
•

estimates used to record expected costs for employee severance in connection with restructuring
programs,
•

estimates related to credit losses expected to occur over

the remaining life of financial assets
such as trade and other receivables, loans and other instruments,
•

assumptions used in the calculation of pension and postretirement benefits and the fair value of
pension plan assets, and
•

assumptions and projections, principally related to future

material, labor and project
‑
related
overhead costs, used in determining the percentage ‑ of ‑ completion on projects where revenue is recognized over time,

as well as the amount of variable consideration the

Company expects to
be entitled to.
The actual results and outcomes may differ from

the Company’s estimates and assumptions.
Cash and equivalents
Cash and equivalents include highly liquid investments with

maturities of three months or less at the date of
acquisition.
Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries
where the Company operates. Funds, other than regular

dividends, fees or loan repayments, cannot be
readily transferred abroad from these countries and are therefore deposited and used for working capital
needs locally. These

funds are included in cash and equivalents as they are

not considered restricted.
Cash and equivalents that are subject to contractual restrictions or other legal obligations and are not readily
available are classified as “Restricted cash”.
Marketable securities and short
‑
term investments
Management determines the appropriate classification

of held
‑
to
‑
maturity and available
‑
for
‑
sale debt
securities at the time of purchase. Debt securities are

classified as held
‑ to ‑ maturity when the Company has
the positive intent and ability to hold the securities to maturity.

Held
‑
to
‑
maturity debt securities are carried at
amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under
the effective interest method. Such accretion or

amortization is included in “Interest and dividend income”.
Marketable debt securities not classified as held ‑ to ‑ maturity are classified as available ‑ for ‑ sale and reported at fair value.
Unrealized gains and losses on available
‑
for
‑
sale debt securities are excluded from the determination of
earnings and are instead recognized in the “Accumulated

other comprehensive loss” component of
stockholders’ equity,

net of tax, until realized. Realized gains and losses on available
‑
for
‑
sale debt securities
are computed based upon the historical cost of these

securities, using the specific identification method.
Marketable debt securities are classified as either “Cash

and equivalents” or “Marketable securities and
short
‑
term investments” according to their maturity at the time of acquisition.
Marketable equity securities are generally classified as

“Marketable securities and short
‑
term investments”,
however, any marketable securities

held as a long
‑
term investment rather than as an investment of excess
liquidity are classified as “Other non ‑
current assets”. Equity securities are measured at

fair value with fair
value changes reported in net income. Fair value changes for equity securities are generally reported in
“Interest and other finance expense”, however,

fair value changes for certain equity securities classified as long-term investments are reported in “Other income (expense)

,

net”.
For debt securities classified as available-for-sale where

fair value has declined below amortized cost due to
credit losses, the Company records an allowance for expected credit losses and adjusts the allowance in
subsequent periods in “Interest and other finance expense”.

All fair value changes other than those related to
credit risk are reported in “Accumulated other comprehensive loss” until the security is sold.
In addition, equity securities without readily determinable

fair values

are remeasured if there is an observable
price change in an orderly transaction for the same investment,

or if a qualitative assessment indicates that
the investment is impaired and the fair value of the investment is less than its carrying amount. Similar to
other fair value changes as described above, depending

on the nature of the investment, this fair value
change is either recorded in “Other income (expense), net”

or “Interest and other finance expense”.
Accounts receivable and allowance for expected credit

losses
Accounts receivable are recorded at the invoiced amount.

The Company has a group
‑
wide policy on the
management of credit risk. The policy includes a credit assessment methodology to assess the
creditworthiness of customers and assign to those customers

a risk category.

Third
‑
party agencies’ ratings
are considered, if available. For customers where agency

ratings are not available, the customer’s most
recent financial statements, payment history and other relevant information are considered in the assignment
to a risk category. Customers

are assessed at least annually or more frequently when

information on
significant changes in the customer’s financial position

becomes known. In addition to the assignment to a
risk category, a credit

limit per customer is set.
The Company recognizes an allowance for credit losses

to present the net amount of receivables expected to
be collected at the balance sheet date. The allowance

is based on the credit losses expected to arise over
the asset’s contractual term taking into account

historical loss experience, customer-specific data as well

as
forward looking estimates. The Company’s accounts

receivable are first grouped by the individual legal entity
which generally has a geographic concentration of receivables,

resulting in different risk levels for different
entities. Receivables are then further subdivided within

the entity into pools based on similar risk
characteristics to estimate expected credit losses. Expected credit losses are estimated individually when the
related assets do not share similar risk characteristics.

Accounts receivable are written off when deemed

uncollectible and are recognized as a deduction from the
allowance for credit losses. Expected recoveries, which

are not to exceed the amount previously written off,
are considered in determining the allowance balance at the

balance sheet date.

The Company, in its

normal course of business, transfers receivables to third

parties, generally without
recourse. The transfer is accounted for as a sale when the Company has surrendered control over the
receivables. Control is deemed to have been surrendered

when (i) the transferred receivables have been put
presumptively beyond the reach of the Company and its

creditors, even in bankruptcy or other receivership,
(ii) the third
‑
party transferees have the right to pledge or exchange the

transferred receivables, and (iii) the
Company has relinquished effective control over

the transferred receivables and does not retain the

ability or
obligation to repurchase or redeem the transferred receivables.

At the time of sale, the sold receivables are
removed from the Consolidated Balance Sheets and the

related cash inflows are classified as operating
activities in the Consolidated Statements of Cash Flows.

Costs associated with the sale of receivables,
including the related gains and losses from the sales, are included in “Interest and other finance expense”.
Transfers of receivables that do not

meet the requirements for treatment as sales are accounted

for as
secured borrowings and the related cash flows are classified as financing activities in the Consolidated
Statements of Cash Flows.
Concentrations of credit risk
The Company sells a broad range of products, systems,

services and software to a wide range of industrial,
commercial and utility customers as well as various government agencies and quasi
‑
governmental agencies
throughout the world. Concentrations of credit risk with

respect to accounts receivable are limited, as the
Company’s customer base is comprised of a

large number of individual customers. Ongoing credit
evaluations of customers’ financial positions are performed to determine whether the use of credit support
instruments such as guarantees, letters of credit or credit

insurance are necessary; collateral is not generally
required. The Company maintains an allowance for credit

losses as discussed above in “Accounts receivable
and allowance for expected credit losses”. Such losses,

in the aggregate, are in line with the Company’s
expectations.
It is the Company’s policy to invest cash in deposits

with banks throughout the world with certain minimum
credit ratings and in high quality,

low risk, liquid investments. The Company actively manages

its credit risk
by routinely reviewing the creditworthiness of the banks

and the investments held. The Company has not
incurred significant credit losses related to such investments.
The Company’s exposure to credit risk on derivative

financial instruments is the risk that the counterparty

will
fail to meet its obligations. To

reduce this risk, the Company has credit policies that require the establishment
and periodic review of credit limits for individual counterparties.

In addition, the Company has entered into
close
‑
out netting agreements with most derivative counterparties. Close
‑
out netting agreements provide for
the termination, valuation and net settlement of some

or all outstanding transactions between two
counterparties on the occurrence of one or more pre ‑ defined trigger events. Derivative instruments are presented on a gross basis in the Consolidated Financial

Statements.
Revenue recognition
A customer contract exists if collectability under the contract is considered probable, the contract has
commercial substance, contains payment terms, as well

as the rights and commitments of both parties, and
has been approved.
The Company offers arrangements with multiple performance

obligations to meet its customers’ needs.
These arrangements may involve the delivery of multiple

products and/or performance of services (such as
installation and training) and the delivery and/or performance may occur at different points in time or over
different periods of time. Goods and services under

such arrangements are evaluated to determine whether
they form distinct performance obligations and should

be accounted for as separate revenue transactions.
The Company allocates the sales price to each distinct

performance obligation based on the price of each
item sold in separate transactions at the inception of the arrangement.
The Company generally recognizes revenues for the sale

of non
‑
customized products including circuit
breakers, modular substation packages, control products,

motors, generators, drives, robots, turbochargers,
measurement and analytical instrumentation, and other goods

which are manufactured on a standardized
basis at a point in time. Revenues are recognized at the point in time that the customer obtains control of the
goods, which is when it has taken title to the products

and assumed the risks and rewards of ownership of the
products specified in the purchase order or sales agreement.

Generally, the

transfer of title and risks and
rewards of ownership are governed by the contractually

defined shipping terms. The Company uses various
International Commercial Terms

(as promulgated by the International Chamber of Commerce)

in its sales of
products to third party customers, such as Ex Works

(EXW), Free Carrier (FCA) and Delivered Duty Paid
(DDP).

Billing terms for these point in time contracts vary but generally coincide with delivery to the customer.
Payment is generally due upon receipt of the invoice, payable within 90 days or less.
The Company generally recognizes revenues for the sale

of customized products,

including integrated
automation and electrification systems and solutions, on an

over time basis using the
percentage
‑
of
‑
completion method of accounting. These systems

are generally accounted for as a single
performance obligation as the Company is required to integrate equipment and services into one deliverable
for the customer. Revenues

are recognized as the systems are customized during the manufacturing

or
integration process and as control is transferred to the customer as evidenced by the Company’s right to
payment for work performed or by the customer’s ownership of the work in process. The Company principally
uses the cost
‑
to
‑
cost method to measure progress towards completion

on contracts. Under this method,
progress of contracts is measured by actual costs incurred

in relation to the Company’s best estimate of total
costs based on the Company’s history of manufacturing

or constructing similar assets for customers.
Estimated costs are reviewed and updated routinely for

contracts in progress to reflect changes in quantity or
pricing of the inputs. The cumulative effect of any change

in estimate is recorded in the period when the
change in estimate is determined. Contract costs include all direct materials, labor and subcontract costs and
indirect costs related to contract performance, such as

indirect labor, supplies, tools

and depreciation costs.

The nature of the Company’s contracts for the sale of

customized products gives rise to several types of
variable consideration, including claims, unpriced change

orders, liquidated damages and penalties. These
amounts are estimated based upon the most likely amount of consideration to which the customer or the
Company will be entitled. The estimated amounts are included in the sales price to the extent it is probable
that a significant reversal of cumulative revenues recognized will not occur when the uncertainty associated
with the variable consideration is resolved. All estimates

of variable consideration are reassessed
periodically. Back charges

to suppliers or subcontractors are recognized as

a reduction of cost when it is
determined that recovery of such cost is probable and the amounts can be reliably estimated.
Billing terms for these over
‑
time contracts vary but are generally based on achieving specified milestones.
The differences between the timing of revenues recognized

and customer billings result in changes to
contract assets and contract liabilities. Payment is generally due upon receipt of the invoice, payable within
90 days or less. Contractual retention amounts billed to customers are generally due upon expiration of the
contractual warranty period.
Service revenues reflect revenues earned from the Company’s

activities in providing services to customers
primarily subsequent to the sale and delivery of a product

or complete system. Such revenues consist of
maintenance type contracts, repair services, equipment

upgrades, field service activities that include
personnel and accompanying spare parts, training, and installation and commissioning of products as a
stand-alone service or as part of a service contract. The

Company generally recognizes revenues from
service transactions as services are performed or at the

point in time that the customer obtains control of the
spare parts. For long-term service contracts including

monitoring and maintenance services, revenues are
recognized on a straight line basis over the term of the

contract consistent with the nature, timing and extent
of the services or, if the performance

pattern is other than straight line, as the services are provided based on
costs incurred relative to total expected costs.

In limited circumstances the Company sells extended warranties that extend the warranty coverage beyond
the standard coverage offered on specific products.

Revenues for these warranties are recorded over the
length of the warranty period based on their stand
‑
alone selling price.
Billing terms for service contracts vary but are generally

based on the occurrence of a service event.
Payment is generally due upon receipt of the invoice, payable within 90 days or less.
Revenues are reported net of customer rebates, early

settlement discounts, and similar incentives. Rebates
are estimated based on sales terms, historical experience

and trend analysis. The most common incentives
relate to amounts paid or credited to customers for achieving defined volume levels.
Taxes

assessed by a governmental authority that are directly imposed on revenue-producing transactions
between the Company and its customers, such as sales, use,

value added and some excise taxes, are
excluded from revenues.
The Company does not adjust the contract price for the

effects of a financing component if the Company
expects, at contract inception, that the time between contro

l

transfer and cash receipt is less than 12 months.
Sales commissions are expensed immediately when the amortization period for the costs to obtain the
contract is less than a year.
Contract loss provisions
Losses on contracts are recognized in the period when they

are identified and are based upon the anticipated
excess of contract costs over the related contract revenues.
Shipping and handling costs
Shipping and handling costs are recorded as a component

of cost of sales.
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first
‑
in,
first
‑
out method, the weighted
‑
average cost method, or the specific identification method.

Inventoried costs
are stated at acquisition cost or actual production cost, including direct material and labor and applicable
manufacturing overheads. Adjustments to reduce the cost

of inventory to its net realizable value are made, if
required, for decreases in sales prices, obsolescence or similar reductions in value.
Impairment of long
‑
lived assets
Long
‑
lived assets that are held and used are evaluated for impairment for each of the Company’s asset
groups when events or circumstances indicate that the

carrying amount of the long-lived asset or asset

group
may not be recoverable. If the asset group’s net

carrying value exceeds the asset group’s net

undiscounted
cash flows expected to be generated over its remaining useful life including net proceeds expected from
disposition of the asset group,

if any, the carrying amount

of the asset group is reduced to its estimated fair
value. The estimated fair value is determined using a market,

income and/or cost approach.
Property, plant

and equipment
Property, plant and

equipment is stated at cost, less accumulated depreciation

and is depreciated using the
straight
‑
line method. The estimated useful lives of the assets

are generally as follows:
•

factories and office buildings:
30

to
40

years,
•

other facilities:
15

years,
•

machinery and equipment:
3

to
15

years,
•

furniture and office equipment:
3

to
8

years, and
•

leasehold improvements are depreciated over their estimated

useful life or, for operating leases,
over the lease term, if shorter.
Goodwill and intangible assets
Goodwill is reviewed for impairment annually as of October 1,

or more frequently if events or circumstances
indicate that the carrying value may not be recoverable.
Goodwill is evaluated for impairment at the reporting unit level.

A reporting unit is an operating segment or
one level below an operating segment. For the annual

impairment reviews

performed in 2021 and 2020,
respectively, the reporting

units were determined to be one level below the operating

segments.
When evaluating goodwill for impairment, the Company

uses either a qualitative or quantitative assessment
method for each reporting unit. The qualitative assessment involves determining, based on an evaluation of
qualitative factors, if it is more likely than not that the fair value of a reporting unit is less than its carrying
value. If, based on this qualitative assessment, it is determined to be more likely than not that the reporting
unit’s fair value is less than its carrying value, a quantitative impairment test is performed, otherwise no
further analysis is required. If the Company elects not to

perform the qualitative assessment for a reporting
unit, then a quantitative impairment test is performed.
When performing a quantitative impairment test, the Company

calculates the fair value of a reporting unit
using an income approach based on the present value of future cash flows, applying a discount rate that
represents the reporting unit’s weighted-average cost

of capital, and compares it to the reporting unit’s
carrying value. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting
unit then the Company records an impairment charge equal to the difference, provided that the loss
recognized does not exceed the total amount of goodwill allocated to that reporting unit.
The cost of acquired intangible assets with a finite life is amortized using a method of amortization that
reflects the pattern of intangible assets’ expected contributions to future cash flows. If that pattern cannot be
reliably determined, the straight
‑
line method is used. The amortization periods range from 3

to
5

years for
software and from 5

to
20

years for customer
‑
, technology
‑

and marketing
‑
related intangibles. Intangible
assets with a finite life are tested for impairment upon the occurrence of certain triggering events.
Derivative financial instruments

and hedging activities
The Company uses derivative financial instruments to

manage currency,

commodity, interest

rate and equity
exposures, arising from its global operating, financing

and investing activities (see Note 6).
The Company recognizes all derivatives, other than certain

derivatives indexed to the Company’s own stock,
at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments
are reported at fair value with derivative gains and losses

reported through earnings and classified consistent
with the nature of the underlying transaction.
If the derivatives are designated as a hedge, depending on

the nature of the hedge, changes in the fair value
of the derivatives will either be offset against

the change in fair value of the hedged item attributable

to the
risk being hedged through earnings (in the case of a fair value hedge) or recognized in “Accumulated other
comprehensive loss” until the hedged item is recognized

in earnings (in the case of a cash flow hedge).
Where derivative financial instruments have been designated

as cash flow hedges of forecasted transactions
and such forecasted transactions are no longer probable of

occurring, hedge accounting is discontinued and
any derivative gain or loss previously included in “Accumulated other comprehensive loss” is reclassified into
earnings consistent with the nature of the original forecasted transaction. Gains or losses from derivatives
designated as hedging instruments in a fair value hedge

are reported through earnings and classified
consistent with the nature of the underlying hedged transaction.
Certain commercial contracts may grant rights to the Company or the counterparties, or contain other
provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the
contract and depending on their characteristics, accounted

for as separate derivative instruments and shown
at their fair value in the Consolidated Balance Sheets

with changes in their fair value reported in earnings
consistent with the nature of the commercial contract to

which they relate.
Derivatives are classified in the Consolidated Statements

of Cash Flows in the same section as the
underlying item. Cash flows from the settlement of undesignated derivatives used to manage the risks of
different underlying items on a net basis are classified

within “Net cash provided by operating activities”, as
the underlying items are primarily operational in nature. Other cash flows on the settlement of derivatives are
recorded within “Net cash provided by (used in) investing activities”.
Leases
The Company leases primarily real estate, vehicles and machinery

.
The Company evaluates if a contract contains a lease

at inception of the contract. A contract is or contains

a
lease if it conveys the right to control the use of identified property,

plant, or equipment (an identified asset)
for a period of time in exchange for consideration. To

determine this, the Company assesses whether,
throughout the period of use, it has both the right to obtain substantially all of the economic benefits from the
use of the identified asset and the right to direct the use

of the identified asset. Leases are classified as either
finance or operating, with the classification determining

the pattern of expense recognition in the
Consolidated Income Statements. Lease expense for

operating leases is recorded on a straight-line basis
over the lease term. Lease expense for finance leases

is separated between amortization of right-of-use
assets and lease interest expense.
In many cases, the Company’s leases include one

or more options to renew,

with renewal terms that can
extend up to 5 years. The exercise of lease renewal

options is at the Company’s discretion. Renewal

periods
are included in the expected lease term if they are reasonably certain of being exercised by the Company.
Certain leases also include options to purchase the leased

property. None of

the Company’s lease
agreements contain material residual value guarantees

or material restrictions or covenants.

Long-term leases (leases with terms greater than 12 months)

are recorded in the Consolidated Balance
Sheets at the commencement date of the lease based on the present value of the minimum lease payments.
The present value of the lease payments is determined

by using the interest rate implicit in the lease if
available. As most of the Company’s leases do not

provide an implicit rate, the Company’s incremental
borrowing rate is used for most leases and is determined for portfolios of leases based on the remaining
lease term, currency of the lease, and the internal credit rating of the subsidiary which entered into the lease.
Short-term leases (leases with an initial lease term of

12 months or less and where it is reasonably certain
that the property will not be leased for a term greater than

12 months) are not recorded in the Consolidated
Balance Sheets and are expensed on a straight-line basis

over the lease term. The majority of short-term
leases relate to real estate and machinery.
Assets under operating lease are included in “Operating lease right-of

-use assets”. Operating lease liabilities
are reported both as current and non-current operating lease liabilities. Right-of-use assets represent the
Company’s right to use an underlying asset for the

lease term and lease liabilities represent its obligation

to
make lease payments arising from the lease.

Assets under finance lease are included in “Property,

plant and equipment,

net” while finance lease liabilities
are included in “Long-term debt” (including “Current maturities of long-term debt” as applicable).

Lease and non-lease components for leases other than real

estate are not accounted for separately.
Income taxes
The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred
tax assets and liabilities are determined based on temporary differences between the financial reporting and
the tax bases of assets and liabilities. Deferred tax

assets and liabilities are measured using enacted tax
rates and laws that are expected to be in effect

when the differences are expected to reverse. The

Company
records a deferred tax asset when it determines that it is

more likely than not that the deduction will be
sustained based upon the deduction’s technical

merit. Deferred tax assets and liabilities that can be

offset
against each other are reported on a net basis. A valuation

allowance is recorded to reduce deferred tax
assets to the amount that is more likely than not to be realized.
Deferred taxes are provided on unredeemed retained

earnings of the Company’s subsidiaries. However,
deferred taxes are not provided on such unredeemed retained

earnings to the extent it is expected that the
earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of
these subsidiaries or upon the remittance of dividends.
The Company operates in numerous tax jurisdictions

and, as a result, is regularly subject to audit by tax
authorities. The Company provides for tax contingencies

whenever it is deemed more likely than not that a
tax asset has been impaired or a tax liability has been

incurred. Contingency provisions are recorded based
on the technical merits of the Company’s filing position,

considering the applicable tax laws and Organisation
for Economic Co
‑
operation and Development (OECD) guidelines and are

based on its evaluations of the
facts and circumstances as of the end of each reporting period.
The Company applies a two
‑
step approach to recognize and measure uncertainty

in income taxes. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates
that it is more likely than not that the position will be sustained on audit, including resolution of related
appeals or litigation processes, if any.

The second step is to measure the tax benefit as the largest amount
which is more than 50 percent likely of being realized

upon ultimate settlement. Uncertain tax positions that
could be settled against existing loss carryforwards or income tax credits are reported net.
Expenses related to tax penalties are classified in the

Consolidated Income Statements as “Income tax
expense” while interest thereon is classified as “Interest and other finance expense”. Current income tax
relating to certain items is recognized directly in “Accumulated other comprehensive loss” and not in
earnings. In general, the Company applies the individual items approach when releasing income tax effects
from “Accumulated other comprehensive loss”.
Research and development
Research and development costs not related to specific

customer orders are generally expensed as incurred.
Earnings per share
Basic earnings per share is calculated by dividing income by the weighted
‑ average number of shares
outstanding during the year.

Diluted earnings per share is calculated by dividing income

by the
weighted ‑
average number of shares outstanding during the year,

assuming that all potentially dilutive
securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options,
outstanding options and shares granted subject to certain conditions under the Company’s share
‑
based
payment arrangements. See further discussion related

to earnings per share in Note 20 and of potentially
dilutive securities in Note 18.
Share
‑
based payment arrangements
The Company has various share
‑
based payment arrangements for its employees, which are described more
fully in Note 18. Such arrangements are accounted for

under the fair value method. For awards that are
equity
‑
settled, total compensation is measured at grant date, based on the fair value of the award at that
date, and recorded in earnings over the period the employees are required to render service. For awards that
are cash
‑
settled, compensation is initially measured at grant date

and subsequently remeasured at each
reporting period, based on the fair value and vesting percentage of the award at each of those dates, with
changes in the liability recorded in earnings.
Fair value measures
The Company uses fair value measurement principles

to record certain financial assets and liabilities on a
recurring basis and, when necessary,

to record certain non
‑
financial assets at fair value on a non
‑
recurring
basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost
in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include
foreign currency, commodity

and interest rate derivatives, as well as cash
‑
settled call options and
available
‑
for
‑
sale securities. Non
‑
financial assets recorded at fair value on a non
‑
recurring basis include
long
‑
lived assets that are reduced to their estimated fair value

due to impairments.
Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly
transaction between market participants at the measurement

date. In determining fair value, the Company
uses various valuation techniques including the market

approach (using observable market data for identical
or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach
(using costs a market participant would incur to develop

a comparable asset). Inputs used to determine

the
fair value of assets and liabilities are defined by a three
‑
level hierarchy, depending

on the nature of those
inputs. The Company has categorized its financial assets and liabilities and non
‑
financial assets measured at
fair value within this hierarchy based on whether the inputs to the valuation technique are observable or
unobservable. An observable input is based on market

data obtained from independent sources, while an
unobservable input reflects the Company’s assumptions

about market data.
The levels of the fair value hierarchy are as follows:
Level 1:

Valuation inputs consist

of quoted prices in an active market for identical assets

or
liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs
include exchange
‑
traded equity securities, listed derivatives which are actively traded
such as commodity futures, interest rate futures and certain actively traded debt
securities.
Level 2:

Valuation inputs consist

of observable inputs (other than Level 1 inputs) such

as actively
quoted prices for similar assets, quoted prices in inactive

markets and inputs other than
quoted prices such as interest rate yield curves, credit spreads,

or inputs derived from
other observable data by interpolation, correlation, regression or other means. The
adjustments applied to quoted prices or the inputs used in valuation models may be both
observable and unobservable. In these cases, the fair value

measurement is classified as
Level 2 unless the unobservable portion of the adjustment or the unobservable input to
the valuation model is significant, in which case the fair

value measurement would be
classified as Level 3. Assets and liabilities valued or disclosed using Level 2 inputs include
investments in certain funds, certain debt securities that are not actively traded, interest
rate swaps, cross-currency interest rate swaps, commodity

swaps, cash
‑
settled call
options, forward foreign exchange contracts, foreign exchange swaps and forward rate
agreements, time deposits, as well as financing receivables

and debt.
Level 3:

Valuation inputs

are based on the Company’s assumptions of relevant

market data
(unobservable input).
Investments in private equity,

real estate and collective funds held within the Company’s

pension plans are
generally valued using the net asset value (NAV)

per share as a practical expedient for fair value provided
certain criteria are met. The NAVs

are determined based on the fair values of the underlying investments in
the funds. These assets are not classified in the fair value hierarchy but are separately disclosed.
Whenever quoted prices involve bid
‑
ask spreads, the Company ordinarily determines fair values

based on
mid
‑
market quotes. However,

for the purpose of determining the fair value of cash
‑
settled call options serving
as hedges of the Company’s management

incentive plan (MIP), bid prices are used.
When determining fair values based on quoted prices in an active market, the Company considers if the level
of transaction activity for the financial instrument has significantly decreased, or would not be considered
orderly. In such cases,

the resulting changes in valuation techniques would be

disclosed. If the market is
considered disorderly or if quoted prices are not available,

the Company is required to use another valuation
technique, such as an income approach.
Disclosures about the Company’s fair value

measurements of assets and liabilities are included

in Note 7.
Contingencies
The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries,
related to environmental, labor,

product, regulatory,

tax (other than income tax) and other matters, and is
required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential
ranges of probable losses. A determination of the provision

required, if any,

for these contingencies is made
after analysis of each individual issue, often with assistance from both internal and external legal counsel and
technical experts. The required amount of a provision for a contingency of any type may change in the future
due to new developments in the particular matter,

including changes in the approach to its resolution.
The Company records a provision for its contingent obligations when it is probable that a loss will be incurred
and the amount can be reasonably estimated. Any such provision is generally recognized on an
undiscounted basis using the Company’s best estimate

of the amount of loss incurred or at the lower end of
an estimated range when a single best estimate is not determinable.

In some cases, the Company may be
able to recover a portion of the costs relating to these obligations from insurers or other third parties;
however, the Company records

such amounts only when it is probable that they will

be collected.
The Company generally provides for anticipated costs

for warranties when it delivers the related products.
Warranty costs include calculated costs arising

from imperfections in design, material and workmanship

in
the Company’s products. The Company makes

individual assessments on contracts with risks resulting

from
order
‑
specific conditions or guarantees and assessments

on an overall, statistical basis for similar products
sold in larger quantities.
The Company may have legal obligations to perform environmental clean
‑ up activities related to land and
buildings as a result of the normal operations of its business.

In some cases, the timing or the method of
settlement, or both, are conditional upon a future event

that may or may not be within the control of the
Company, but the underlying

obligation itself is unconditional and certain. The Company recognizes

a
provision for these obligations when it is probable that

a liability for the clean
‑
up activity has been incurred
and a reasonable estimate of its fair value can be made. In some cases, a portion of the costs expected to be
incurred to settle these matters may be recoverable. An asset is recorded when it is probable that such
amounts are recoverable. Provisions for environmental obligations are not discounted to their present value
when the timing of payments cannot be reasonably estimated.
Pensions and other postretirement benefits
The Company has a number of defined benefit pension plans,

defined contribution pension plans and
termination indemnity plans. The Company recognizes an asset for such a plan’s overfunded status

or a
liability for such a plan’s underfunded status

in its Consolidated Balance Sheets. Additionally,

the Company
measures such a plan’s assets and obligations

that determine its funded status as of the end of the

year and
recognizes the changes in the funded status in the year

in which the changes occur.

Those changes are
reported in “Accumulated other comprehensive loss”.
The Company uses actuarial valuations to determine its

pension and postretirement benefit costs and credits.
The amounts calculated depend on a variety of key assumptions,

including discount rates and expected
return on plan assets. Current market conditions are considered in selecting these assumptions.
The Company’s various pension plan assets are assigned

to their respective levels in the fair value

hierarchy
in accordance with the valuation principles described in the

“Fair value measures” section above.
See Note 17 for further discussion of the Company’s

employee benefit plans.
Business combinations
The Company accounts for assets acquired and liabilities

assumed in business combinations using the
acquisition method and records these at their respective

fair values. Contingent consideration is recorded at
fair value as an element of purchase price with subsequent

adjustments recognized in income.
Identifiable intangibles consist of intellectual property

such as trademarks and trade names, customer
relationships, patented and unpatented technology,

in
‑ process research and development, order backlog and
capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently
subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not
be recoverable. See “Goodwill and intangible assets” above.

Acquisition
‑
related costs are recognized
separately from the acquisition and expensed as incurred. Upon gaining control of an entity in which an
equity method or cost basis investment was held by the Company,

the carrying value of that investment is
adjusted to fair value with the related gain or loss recorded in income.
Deferred tax assets and liabilities based on temporary

differences between the financial reporting and the

tax
base of assets and liabilities as well as uncertain tax positions and valuation allowances on acquired deferred
tax assets assumed in connection with a business combination are initially estimated as of the acquisition
date based on facts and circumstances that existed at

the acquisition date. These estimates are subject to
change within the measurement period (a period of up

to 12 months after the acquisition date during which
the acquirer may adjust the provisional acquisition amounts) with any adjustments to the preliminary
estimates being recorded to goodwill. Changes in deferred

taxes, uncertain tax positions and valuation
allowances on acquired deferred tax assets that occur

after the measurement period are recognized in
income.
New accounting pronouncements
Applicable for current period
Applicable for future periods
Facilitation of the effects of reference rate reform on

financial reporting
In March 2020, an accounting standard update was issued which provides temporary optional expedients and
exceptions to the current guidance on contract modifications and hedge accounting to ease the financial
reporting burdens related to the expected market transition

from the London Interbank Offered Rate (LIBOR)
and other interbank offered rates to alternative reference

rates. This update, along with clarifications outlined
in a subsequent update issued in January 2021, can be

adopted and applied no later than December 31,
2022, with early adoption permitted. The Company does

not expect this update to have a significant impact
on its Consolidated Financial Statements.
Business Combinations — Accounting for contract assets

and contract liabilities from contracts with
customers
In October 2021, an accounting standard update was issued

which provides guidance on the accounting for
revenue contracts acquired in a business combination.

The update requires contract assets and liabilities
acquired in a business combination to be recognized and

measured at the date of acquisition in accordance
with the principles for recognizing revenues from contracts

with customers.

This update is effective
prospectively for the Company for annual and interim reporting periods beginning January 1, 2023, with early
adoption permitted in any interim period. The Company

does not expect this update to have a significant
impact on its Consolidated Financial Statements.
Disclosures about government assistance
In November 2021, an accounting standard update was issued which requires entities to disclose certain
types of government assistance. Under the update, the Company is required to annually disclose (i) the type
of the assistance received, including any significant terms

and conditions, (ii) its related accounting policy,
and (iii) the effect such transactions have on its financial statements. The update is effective either
prospectively for all in-scope transactions at the date of adoption or retrospectively,

for annual periods
beginning January 1, 2022, with early adoption permitted. The

Company will adopt this update prospectively
as of January 1, 2022. The Company does not expect

this update to have a significant impact on its
Consolidated Financial Statements.